Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2022	2021	2020

Fixed compensation	7,837	8,801	6,335
Variable compensation	60,781	44,362	55,909
Total	68,618	53,163	62,244
In 2022 and 2021, the Board of Directors approved the grant of performance share unit (“PSUs”) to certain directors (Note 32). The executive statutory directors of XP Inc control XP Control LLC.
(b)    Transactions with related parties
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2022	2021	2022	2021	2020

Shareholders with significant influence (i)	(3,562,079)	(2,096,701)	(160,835)	(60,177)	(53,881)
Securities	238,088	194,892	24,770	4,270	9,629
Securities purchased under agreements to resell	—	—	9,370	19,098	—
Accounts receivable and Loans operations	476	9,205	1,330	744	505
Securities sold under repurchase agreements	(3,800,643)	(2,300,798)	(196,305)	(84,268)	(62,951)
Borrowings	—	—	—	(21)	(1,064)

(i)These transactions are mainly related to Itaúsa S.A. Group.
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations, including services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance. The effects of those transactions have been eliminated and do not have effects on the consolidated financial statements.